Annual Operating Expenses - FidelityRealEstateIndexFund-PRO - FidelityRealEstateIndexFund-PRO - Fidelity Real Estate Index Fund - Fidelity Real Estate Index Fund	Sep. 28, 2024
Operating Expenses:
Management fee	0.07%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.07%